Movement in Working Capital and Provisions for Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Movement in Working Capital and Provisions for Liabilities

21. Movement in Working Capital and Provisions for Liabilities

	Inventories €m	Trade and other receivables €m	Trade and other payables €m	Provisions for liabilities €m	Total €m
At 1 January 2018	2,715	3,786	(4,760)	(1,064)	677
Reclassified from held for sale (i)	266	334	(306)	-	294
Translation adjustment	52	57	(71)	(10)	28
Arising on acquisition (note 32)	255	318	(224)	(84)	265
Disposals	(405)	(390)	293	3	(499)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(103)	-	(103)
- paid during year	-	-	55	-	55
Deferred proceeds arising on disposals during year	-	10	-	-	10
Interest accruals and discount unwinding	-	-	(21)	(21)	(42)
Increase in working capital and provisions for liabilities	178	140	56	89	463
At 31 December 2018	3,061	4,255	(5,081)	(1,087)	1,148

The equivalent disclosure for the prior years is as follows:

At 1 January 2017	2,939	4,191	(5,276)	(1,060)	794
Translation adjustment	(218)	(286)	348	72	(84)
Arising on acquisition (note 32)	114	129	(149)	(49)	45
Disposals	(34)	(16)	20	1	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(45)	-	(45)
- paid during year	-	-	53	-	53
Deferred proceeds arising on disposals during year	-	3	-	-	3
Interest accruals and discount unwinding	-	1	-	(24)	(23)
Reclassification	(3)	(14)	65	-	48
Increase/(decrease) in working capital and provisions for liabilities	183	112	(82)	(4)	209
Reclassified as held for sale	(266)	(334)	306	-	(294)
At 31 December 2017	2,715	3,786	(4,760)	(1,064)	677

At 1 January 2016	2,873	4,126	(5,171)	(1,035)	793
Translation adjustment	20	(12)	26	26	60
Arising on acquisition (note 32)	9	28	(14)	18	41
Disposals	(18)	(15)	8	1	(24)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(22)	-	(22)
- paid during year	-	-	57	-	57
Deferred proceeds arising on disposals during year	-	7	-	-	7
Interest accruals and discount unwinding	-	-	(24)	(30)	(54)
Transfer to property, plant and equipment	-	(8)	-	-	(8)
Increase/(decrease) in working capital and provisions for liabilities	55	65	(136)	(40)	(56)
At 31 December 2016	2,939	4,191	(5,276)	(1,060)	794

(i)	Reflects amounts at 1 January 2018 relating to assets/(liabilities) held for sale at 31 December 2017 which were subsequently divested in 2018. Refer to note 3 for further details.